Shareholders’ Equity (Expense Recorded For Restricted Stock And Cash Entitlements) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Expense	$ 85	$ 141	$ 170	$ 308	$ 628	$ 636	$ 405
Cash Entitlement Expense	54	133	108	293	588	564	380
Tax Effect	(56)	(111)	(112)	(243)	(493)	(475)	(311)
Net of Tax	$ 83	$ 163	$ 166	$ 358	$ 723	$ 725	$ 474